Nissan Auto Receivables 2017-B Owner Trust Servicer’s Certificate	Exhibit 99.1

Collection Period	31-Jul-18	30/360 Days	30	Collection Period Start	1-Jul-18
Distribution Date	15-Aug-18	Actual/360 Days	30	Collection Period End	31-Jul-18
				Prior Month Settlement Date	16-Jul-18
				Current Month Settlement Date	15-Aug-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,543,518,690.50	1,010,744,899.93	965,187,482.14	0.670160
Yield Supplement Overcollaterization		103,284,451.96	58,571,119.34	55,152,143.06
Total Adjusted Pool Balance		1,440,234,238.54	952,173,780.59	910,035,339.08
Total Adjusted Securities		1,440,234,238.54	952,173,780.59	910,035,339.08	0.631866
Class A-1 Notes	1.27000%	330,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.56000%	350,000,000.00	247,363,338.99	220,000,714.64	0.628573
Class A-2b Notes	2.17163%	189,000,000.00	133,576,203.06	118,800,385.90	0.628573
Class A-3 Notes	1.75000%	389,000,000.00	389,000,000.00	389,000,000.00	1.000000
Class A-4 Notes	1.95000%	124,620,000.00	124,620,000.00	124,620,000.00	1.000000
Certificates	0.00000%	57,614,238.54	57,614,238.54	57,614,238.54	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	27,362,624.36	321,572.34	78.1789267	0.9187781
Class A-2b Notes	14,775,817.15	241,731.74	78.1789267	1.2790039
Class A-3 Notes	0.00	567,291.67	—	1.4583333
Class A-4 Notes	0.00	202,507.50	—	1.6250000
Certificates	0.00	0.00	—	—

Total Securities	42,138,441.51	1,333,103.25

I. COLLECTIONS

Interest:
Interest Collections				1,334,054.04
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,334,054.04
Principal:
Principal Collections				44,656,489.05
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				44,656,489.05
Recoveries of Defaulted Receivables				408,062.43

Total Collections				46,398,605.52

II. COLLATERAL POOL BALANCE DATA
			Number	Amount
Adjusted Pool Balance - Beginning of Period			76,042	952,173,780.59
Total Principal Payment				42,138,441.51

			73,979	910,035,339.08

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	46,398,605.52
Reserve Account Draw	0.00
Total Available for Distribution	46,398,605.52

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	842,287.42
Servicing Fee Paid	842,287.42
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	321,572.34

Class A-2a Notes Monthly Interest Paid	321,572.34
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	241,731.74

Class A-2b Notes Monthly Interest Paid	241,731.74
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	567,291.67

Class A-3 Notes Monthly Interest Paid	567,291.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	202,507.50

Class A-4 Notes Monthly Interest Paid	202,507.50
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due	1,333,103.25
Total Note Monthly Interest Paid	1,333,103.25
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	44,223,214.85

4. Total Monthly Principal Paid on the Notes	42,138,441.51

Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	42,138,441.51
Change in Total Noteholders’ Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00

Remaining Available Collections	2,084,773.34
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	2,084,773.34

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,600,585.60
Required Reserve Account Amount	3,600,585.60
Beginning Reserve Account Balance	3,600,585.60
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,600,585.60

Required Reserve Account Amount for Next Period	3,600,585.60

VI. POOL STATISTICS

Weighted Average Coupon		1.56%
Weighted Average Remaining Maturity		40.60

	Amount	Number
Principal on Defaulted Receivables	900,928.74	49
Principal Recoveries of Defaulted Receivables	408,062.43

Monthly Net Losses	492,866.31
Pool Balance at Beginning of Collection Period	1,010,744,899.93

Net Loss Ratio for Third Preceding Collection Period	0.32%
Net Loss Ratio for Second Preceding Collection Period	0.59%
Net Loss Ratio for Preceding Collection Period	0.37%
Net Loss Ratio for Current Collection Period	0.59%
Four-Month Average Net Loss Ratio	0.47%
Cumulative Net Losses for all Periods	6,066,065.74

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,882,962.72	298	0.51%
61-90 Days Delinquent	1,111,922.14	72	0.12%
91-120 Days Delinquent	359,036.24	27	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	6,353,921.10	397	0.66%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.12%	0.10%
Delinquency Ratio for Second Preceding Collection Period	0.11%	0.10%
Delinquency Ratio for Preceding Collection Period	0.15%	0.12%
Delinquency Ratio for Current Collection Period	0.15%	0.13%
Four-Month Average Delinquency Ratio	0.13%	0.12%

60 Day Delinquent Receivables	1,578,695.34
Delinquency Percentage	0.16%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

4. Has there been an issuance of notes or other securities backed by the Receivables?		NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO